Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 9,916.0	£ 9,791.0
AT1 capital	1,860.0	1,860.0
Tier 1 capital	11,776.0	11,651.0
Tier 2 capital	1,882.0	2,093.0
Total capital	13,658.0	13,744.0
Transitional IFRS 9 Benefit
Disclosure Of Regulatory Capital Resources [Line Items]
Total capital	£ 0.0	£ 12.2